DUE FROM FACTOR (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Mosbest LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	4.00%
Maximum commission and fees payable	$ 30,000
Sunnyside LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	4.00%
Maximum commission and fees payable	$ 30,000
Stateside [Member]
Debt Instrument [Line Items]
Debt instrument variable rate		4.00%
Maximum commission and fees payable		$ 30,000
London Interbank Offered Rate Libor 2 [Member]
Debt Instrument [Line Items]
Debt instrument variable rate		2.50%
London Interbank Offered Rate Libor 2 [Member] | Bailey 44 LLc [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	2.50%
Prime Rate [Member] | Mosbest LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	2.00%
Maximum commission and fees payable	$ 30,000
Prime Rate [Member] | Sunnyside LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	2.00%
Maximum commission and fees payable	$ 30,000
Prime Rate [Member] | Stateside [Member]
Debt Instrument [Line Items]
Debt instrument variable rate		2.00%
Maximum commission and fees payable		$ 30,000
Prime Rate [Member] | Bailey 44 LLc [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	4.25%	4.25%